Operations - Additional information (Details) $ / shares in Units, R$ in Thousands, $ in Thousands			12 Months Ended
	Dec. 07, 2020 BRL (R$) shares	Dec. 07, 2020 USD ($) $ / shares shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Jun. 22, 2021 shares	Jan. 31, 2021 Agreement	Jul. 01, 2020 $ / shares shares
Percentage of Ownership held by holding company			68.28%
Number of shares issued, new shares (in shares) | shares			489,759
Proceeds from SPAC issuance of shares | R$			R$ 1,134,797	R$ 0	R$ 0
Other comprehensive income, net | R$				R$ 1,649	R$ 22,824
Number of corporate reorganization agreements | Agreement							2
Number of depositary receipts per common share | shares						1
Class A Common Share
Number of shares issued (in shares) | shares		31,654,894						22,465,733
Shares issued price per share (in USD per share) | $ / shares		$ 39.00						$ 42.50
Shares issued to underwriters (in shares) | shares								2,930,313
Number of shares issued, new shares (in shares) | shares	7,130,435	7,130,435	489,759
Number of shares issued, existing shares (in shares) | shares		24,524,459
Proceeds from SPAC issuance of shares	R$ 1,444,530	$ 283,087
Underwriting discounts and commissions | R$	31,599
Other offering expenses | R$	7,271
Equity issuance costs recognized in income statement | R$	5,622
Other comprehensive income, net | R$	R$ 1,649